Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: November 9, 2023

Payment Date	11/15/2023
Collection Period Start	10/1/2023
Collection Period End	10/31/2023
Interest Period Start	10/16/2023
Interest Period End	11/14/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$385,240,557.89	$23,335,444.75	$361,905,113.14	0.776287	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$531,323,557.89	$23,335,444.75	$507,988,113.14

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$534,714,767.88	$511,379,323.13	0.376989
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$534,714,767.88	$511,379,323.13
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$385,240,557.89	0.77000%	30/360	$247,196.02
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$531,323,557.89			$388,269.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$534,714,767.88	$511,379,323.13
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$534,714,767.88	$511,379,323.13
Number of Receivables Outstanding	43,768	42,941
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	37	36

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,695,846.68
Principal Collections	$23,153,386.21
Liquidation Proceeds	$69,622.26
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,918,855.15
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,918,855.15

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$445,595.64	$445,595.64	$—	$—	$24,473,259.51
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,473,259.51
Interest - Class A-2 Notes	$—	$—	$—	$—	$24,473,259.51
Interest - Class A-3 Notes	$247,196.02	$247,196.02	$—	$—	$24,226,063.49
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$24,134,725.49
First Allocation of Principal	$—	$—	$—	$—	$24,134,725.49
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$24,120,143.11
Second Allocation of Principal	$—	$—	$—	$—	$24,120,143.11
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$24,103,979.34
Third Allocation of Principal	$6,380,234.76	$6,380,234.76	$—	$—	$17,723,744.58
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,704,754.98
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,140,754.98
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,140,754.98
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$749,544.99
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$749,544.99
Remaining Funds to Certificates	$749,544.99	$749,544.99	$—	$—	$—
Total	$24,918,855.15	$24,918,855.15	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$534,714,767.88	$511,379,323.13
Note Balance	$531,323,557.89	$507,988,113.14
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	18	$182,058.54
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	56	$69,622.26
Monthly Net Losses (Liquidation Proceeds)			$112,436.28
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			(0.07)%
Preceding Collection Period			0.19%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$1,724,852.84
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	99	$1,461,350.22
60-89 Days Delinquent	0.13%	44	$647,980.84
90-119 Days Delinquent	0.04%	12	$226,741.94
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	155	$2,336,073.00

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		7	$68,713.45
Total Repossessed Inventory		11	$163,555.34

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		56	$874,722.78
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.17%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.41	0.08%	24	0.06%